GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL.
Schedule of goodwill

	As of December 31,
	2020	2021
	RMB	RMB
Beginning Balance of the year	—	196,002,568
Additions in goodwill related to business combinations (Note 21)	196,002,568	—
Impairment of goodwill	—	(106,949,249)
Foreign currency translation adjustment	—	(7,301,455)
Balance as of December 31, 2021	196,002,568	81,751,864